Schedule of Holdings in Subprime Mortgage Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total securitized loans (unpaid principal balance)	$ 988,441	[1]
Subprime mortgage loans subject to call option	405,814		404,723
Retained interests (fair value)	1,344	[2]
Subprime Portfolio I
Total securitized loans (unpaid principal balance)	423,872	[1],[3]
Subprime mortgage loans subject to call option	299,176
Retained interests (fair value)	1,344	[2]
Subprime Portfolio II
Total securitized loans (unpaid principal balance)	564,569	[1],[3]
Subprime mortgage loans subject to call option	106,638
Retained interests (fair value)		[2]

[1]	(A) Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
[2]	(B) The retained interests include retained bonds of the securitizations. Their fair value is estimated based on pricing models. Newcastle?s residual interests were written off in 2010. The yield of the retained note was 8.36% as of December 31, 2012.
[3]	(A) Audited.